Statements of Net Assets Available for Benefits - TD 401(k) Retirement Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Noninterest-bearing cash	$ 392,039	$ 17,485
Investments, at fair value (see Note 6)	6,812,852,771	5,805,928,413
Total investments	6,813,244,810	5,805,945,898
Notes receivable from participants	82,426,866	77,509,087
Employer core contributions receivable	90,112,589	86,107,520
Employer matching contributions receivable	2,867,139	1,601,384
Total receivables	175,406,594	165,217,991
Net assets available for benefits	$ 6,988,651,404	$ 5,971,163,889